SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Information about Operating Results and Assets for Each Segment

Information about operating results and assets for each segment as of and for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen
2012	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥115,870	¥21,396	¥13,836	¥20,795		¥171,897
Intersegment	2,719	6,541	193	5,744	¥(15,197)

Total	118,589	27,937	14,029	26,539	(15,197)	171,897
Operating costs and expenses:
Operating costs and expenses	110,417	26,497	13,318	26,303	(15,197)	161,338
Amortization on other intangible assets (Note 8)			182			182

Total	110,417	26,497	13,500	26,303	(15,197)	161,520

Operating profit	8,172	1,440	529	236		10,377

Total assets	208,373	29,367	21,237	20,566	(58,445)	221,098

	Millions of Yen
2011	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥110,856	¥20,010	¥11,575	¥23,107		¥165,548
Intersegment	2,134	6,118	73	4,588	¥(12,913)

Total	112,990	26,128	11,648	27,695	(12,913)	165,548
Operating costs and expenses:
Operating costs and expenses	107,370	24,806	12,479	27,357	(12,913)	159,099
Amortization on other intangible assets (Note 8)			276			276
Impairment charges on goodwill (Note 20)			836			836
Impairment charges on other intangible assets (Note 20)			936			936

Total	107,370	24,806	14,527	27,357	(12,913)	161,147

Operating profit (loss)	5,620	1,322	(2,879)	338		4,401

Total assets	202,054	27,109	21,013	20,910	(55,810)	215,276

	Millions of Yen
2010	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥113,929	¥19,295	¥13,079	¥17,245		¥163,548
Intersegment	1,793	6,216	9	3,204	¥(11,222)

Total	115,722	25,511	13,088	20,449	(11,222)	163,548
Operating costs and expenses:
Operating costs and expenses	111,180	23,895	13,177	21,186	(11,222)	158,216
Amortization on other intangible assets (Note 8)			480			480
Impairment charges on other intangible assets (Note 20)			1,023			1,023

Total	111,180	23,895	14,680	21,186	(11,222)	159,719

Operating profit (loss)	4,542	1,616	(1,592)	(737)		3,829

Total assets	205,136	27,020	23,867	20,535	(53,669)	222,889

	Thousands of U.S. Dollars
2012	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	$1,406,018	$259,629	$167,892	$252,336		$2,085,875
Intersegment	32,994	79,371	2,342	69,700	$(184,407)

Total	1,439,012	339,000	170,234	322,036	(184,407)	2,085,875
Operating costs and expenses:
Operating costs and expenses	1,339,850	321,526	161,607	319,172	(184,407)	1,957,748
Amortization on other intangible assets (Note 8)			2,208			2,208

Total	1,339,850	321,526	163,815	319,172	(184,407)	1,959,956

Operating profit	99,162	17,474	6,419	2,864		125,919

Total assets	2,528,492	356,352	257,699	249,557	(709,197)	2,682,903

Net Sales Information by Products and Services

Net sales information by products and services for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Innerwear:
Foundation and lingerie	¥124,303	¥116,127	¥116,478	$1,508,349
Nightwear	9,390	8,713	9,437	113,942
Children’s underwear	1,530	1,476	1,608	18,566

Subtotal	135,223	126,316	127,523	1,640,857

Outerwear/Sportswear	¥16,371	¥17,397	¥17,125	$198,653
Hosiery	1,646	1,666	1,702	19,973
Other textile goods and related products	8,226	7,493	7,420	99,818
Others	10,431	12,676	9,778	126,574

Total	¥171,897	¥165,548	¥163,548	$2,085,875

Information by Geographic Area

Information by major geographic area as of and for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Net sales:
Japan	¥149,587	¥144,999	¥143,902	$1,815,156
Asia	10,527	9,167	7,943	127,739
Americas and Europe	11,783	11,382	11,703	142,980

Consolidated	¥171,897	¥165,548	¥163,548	$2,085,875

Long-lived assets:
Japan	¥45,240	¥45,792	¥47,378	$548,963
Asia	2,334	2,349	2,512	28,322
Americas and Europe	1,504	1,593	1,914	18,250

Consolidated	¥49,078	¥49,734	¥51,804	$595,535